Deferred tax (Tables)	12 Months Ended
Dec. 31, 2021
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Schedule of NetDeferred Tax Assets and Liabilities has been Recognized

	2021	2020

Deferred tax assets	131	101

Deferred tax liabilities	1,559	1,424

Total net deferred tax liability / (asset)	1,428	1,323

Deferred tax assets comprise temporary differences on:	2021	2020

Financial assets	(7)	13

Insurance and investment contracts	(8)	(5)

Deferred expenses, VOBA and other intangible assets	(133)	(110)

Defined benefit plans	3	-

Tax losses and credits carried forward	264	321

Other	11	(118)

At December 31	131	101

Deferred tax liabilities comprise temporary differences on:	2021	2020

Real estate	776	663

Financial assets	1,816	2,169

Insurance and investment contracts	(1,410)	(1,539)

Deferred expenses, VOBA and other intangible assets	1,573	1,323

Defined benefit plans	(151)	(206)

Tax losses and credits carried forward	(754)	(502)

Other	(291)	(484)

At December 31	1,559	1,424

Summary of Deferred Tax
The following table provides a movement schedule of net deferred tax broken-down by those items for which a deferred tax asset or liability has been recognized.

	Real estate	Financial assets	Insurance and investment contracts	Deferred expenses, VOBA and other intangible assets	Defined benefit plans	Tax losses and credits carried forward	Other	Total

At January 1, 2021	663	2,156	(1,533)	1,433	(206)	(823)	(366)	1,323

Charged to income statement	113	(113)	217	162	(32)	(140)	54	260

Charged to OCI	(1)	(359)	-	-	100	-	(1)	(261)

Net exchange differences	1	167	(86)	112	(15)	(56)	(20)	103

Transfer (to)/from current income tax	-	-	-	-	-	2	-	2

Transfer (to) /from other headings	-	(29)	-	-	-	(1)	30	-
At December 31, 2021	776	1,823	(1,402)	1,706	(154)	(1,018)	(303)	1,428

At January 1, 2020	644	1,474	(1,470)	1,774	(256)	(734)	(397)	1,036

Acquisitions / Additions	-	-	-	2	-	-	-	2

Charged to income statement	20	289	(102)	(213)	169	(13)	(67)	81

Charged to OCI	2	597	-	-	(140)	-	4	464

Net exchange differences	(3)	(204)	105	(130)	21	56	27	(128)

Transfer (to)/from current income tax	-	-	-	-	-	(132)	-	(132)

Transfer (to)/from other headings	-	-	(66)	-	-	-	66	-
At December 31, 2020	663	2,156	(1,533)	1,433	(206)	(823)	(366)	1,323

Schedule of Loss Carryforward period and Deferred Corporate Income Tax Assets Not Recognized
For the following amounts, arranged by loss carry forward periods, the deferred tax asset is not recognized:

	Gross amounts 1)		Not recognized deferred tax assets
	2021	2020	2021	2020

< 5 years	62	71	15	18

≥ 5 – 10 years	24	12	4	4

≥ 10 – 15 years	-	18	55	57

≥ 15 – 20 years	-	4	-	-

Indefinitely	598	514	151	114
At December 31	684	619	224	192

1
The gross value of state tax loss carry forward is not summarized in the disclosure, due to the fact that the United States files in different state jurisdictions with various applicable tax rates and apportionment rules